Retirement Plans (Accumulated Benefit Obligations In Excess Of Plan Assets) (Details) (USD $) In Millions	May 29, 2011	May 30, 2010
Retirement Plans
Accumulated benefit obligation	$ 211.8	$ 196.7
Plans with accumulated benefit obligations in excess of plan assets, Accumulated benefit obligation	211.8	196.7
Plans with accumulated benefit obligations in excess of plan assets, Fair value of plan assets	187.4	154.6
Plans with projected benefit obligations in excess of plan assets, Projected benefit obligations	$ 215.8	$ 200.2